Goodwill - Schedule of Changes in Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 72.0	$ 70.8
Impact of foreign currency translation	(0.9)	1.2
Goodwill at end of period	$ 71.1	$ 72.0